Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2013 Capital Lease [Member]	Dec. 31, 2012 Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cumulative additions related to capital lease obligations	$ 0.6	$ 0.9
Accumulated amortization			79.9	55.1			0.3	0.4
Depreciation expense recognized			28.4	27.9	29.0	2.2
Liabilities for AROs			$ 1.2	$ 1.2